Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (3.5%)
Cable One, Inc.	1,635	572
CarGurus, Inc. *	30,995	931
Cars.com, Inc. *	21,538	361
Cinemark Holdings, Inc. *	37,889	1,055
Cogent Communications Holdings, Inc.	14,963	1,136
Consolidated Communications Holdings, Inc. *	26,890	125
EchoStar Corp. - Class A *	42,821	1,063
Gogo, Inc. *	21,170	152
IAC/InterActiveCorp *	25,079	1,350
John Wiley & Sons, Inc. - Class A	14,626	706
Lumen Technologies, Inc. *	360,783	2,562
Madison Square Garden Sports Corp. *	5,927	1,234
QuinStreet, Inc. *	19,631	376
Scholastic Corp.	8,857	283
Shenandoah Telecommunications Co.	16,263	229
Shutterstock, Inc.	8,751	310
TechTarget, Inc. *	9,125	223
TEGNA, Inc.	58,692	926
Telephone and Data Systems, Inc.	34,601	804
Thryv Holdings, Inc. *	12,100	208
TripAdvisor, Inc. *	38,841	563
Yelp, Inc. *	23,732	833
Ziff Davis, Inc. *	15,872	772

Total		16,774

Consumer Discretionary (14.5%)
Academy Sports & Outdoors, Inc.	25,591	1,493
Adient PLC *	30,931	698
Adtalem Global Education, Inc. *	13,373	1,009
Advance Auto Parts, Inc.	21,156	825
American Axle & Manufacturing Holdings, Inc. *	41,710	258
American Eagle Outfitters, Inc.	63,427	1,420
Asbury Automotive Group, Inc. *	7,090	1,692
Bath & Body Works, Inc.	79,202	2,528

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
BJ’s Restaurants, Inc. *	8,213	267
Bloomin’ Brands, Inc.	26,830	443
Boot Barn Holdings, Inc. *	10,824	1,811
Brinker International, Inc. *	15,786	1,208
The Buckle, Inc.	10,616	467
Caleres, Inc.	12,464	412
Cavco Industries, Inc. *	2,928	1,254
Century Communities, Inc.	9,783	1,007
The Cheesecake Factory, Inc.	16,605	673
Chuy’s Holdings, Inc. *	6,224	233
Cracker Barrel Old Country Store, Inc.	7,876	357
Dana Holding Corp.	45,778	483
Dave & Buster’s Entertainment, Inc. *	11,228	382
Dorman Products, Inc. *	9,654	1,092
Ethan Allen Interiors, Inc.	8,027	256
Etsy, Inc. *	40,716	2,261
Foot Locker, Inc.	29,239	756
Fox Factory Holding Corp. *	14,790	614
Frontdoor, Inc. *	27,154	1,303
Gentherm, Inc. *	11,118	518
G-III Apparel Group, Ltd. *	14,046	429
Golden Entertainment, Inc.	7,534	239
Green Brick Partners, Inc. *	10,894	910
Group 1 Automotive, Inc.	4,643	1,778
Guess?, Inc.	10,270	207
Hanesbrands, Inc. *	124,782	917
Helen of Troy, Ltd. *	8,094	501
Installed Building Products, Inc.	8,267	2,036
Jack in the Box, Inc.	6,787	316
Kohl’s Corp.	39,458	833
Kontoor Brands, Inc.	17,784	1,454
La-Z-Boy, Inc.	14,923	641
LCI Industries	9,034	1,089
Leggett & Platt, Inc.	47,604	648
Leslie’s, Inc. *	65,553	207
LGI Homes, Inc. *	7,337	870
M/I Homes, Inc. *	9,726	1,667
MarineMax, Inc. *	6,968	246
Meritage Homes Corp.	12,890	2,643
Mister Car Wash, Inc. *	33,111	216

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Monarch Casino & Resort, Inc.	4,519	358
Monro, Inc.	10,618	306
National Vision Holdings, Inc. *	27,898	304
Newell Brands, Inc.	147,604	1,134
The ODP Corp. *	11,914	354
Oxford Industries, Inc.	5,229	454
Papa John’s International, Inc.	11,577	624
Patrick Industries, Inc.	7,948	1,132
Penn National Gaming, Inc. *	53,076	1,001
Perdoceo Education Corp.	21,904	487
PHINIA, Inc.	15,497	713
Rent-A-Center, Inc.	17,270	552
Sabre Corp. *	136,843	502
Sally Beauty Holdings, Inc. *	36,417	494
Shake Shack, Inc. -
Class A *	14,187	1,464
Shoe Carnival, Inc.	6,263	275
Signet Jewelers, Ltd.	15,827	1,632
Six Flags Entertainment Corp.	33,041	1,332
Sonic Automotive, Inc. - Class A	5,174	303
Sonos, Inc. *	42,934	528
Standard Motor
Products, Inc.	7,319	243
Steven Madden, Ltd.	25,769	1,262
Strategic Education, Inc.	8,650	801
Stride, Inc. *	15,097	1,288
Sturm, Ruger & Co., Inc.	5,983	249
Topgolf Callaway Brands Corp. *	50,216	551
TRI Pointe Homes, Inc. *	33,206	1,505
Urban Outfitters, Inc. *	20,216	774
VF Corp.	117,379	2,342
Victoria’s Secret & Co. *	27,782	714
Vista Outdoor, Inc. *	20,723	812
Winnebago Industries, Inc.	10,273	597
Wolverine World Wide, Inc.	28,389	495
Worthington Enterprises, Inc.	11,027	457
XPEL, Inc. *	8,042	349

Total		69,955

Index 600 Stock Portfolio

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (3.1%)
The Andersons, Inc.	11,398	571
B&G Foods, Inc.	28,087	249
Cal-Maine Foods, Inc.	14,442	1,081
Central Garden & Pet Co. *	3,396	124
Central Garden & Pet Co. - Class A *	18,432	579
The Chefs’ Warehouse, Inc. *	12,293	516
Edgewell Personal Care Co.	17,494	636
Energizer Holdings, Inc.	23,185	736
Fresh Del Monte Produce, Inc.	11,903	352
Grocery Outlet Holding Corp. *	34,770	610
The Hain Celestial Group, Inc. *	31,873	275
Inter Parfums, Inc.	6,364	824
J & J Snack Foods Corp.	5,514	949
John B. Sanfilippo & Son, Inc.	3,197	301
MGP Ingredients, Inc.	4,993	416
National Beverage Corp.	8,301	390
PriceSmart, Inc.	8,922	819
The Simply Good Foods Co. *	32,332	1,124
SpartanNash Co.	11,971	268
Tootsie Roll Industries, Inc.	5,848	181
TreeHouse Foods, Inc. *	16,571	696
United Natural Foods, Inc. *	21,099	355
Universal Corp.	8,760	465
USANA Health Sciences, Inc. *	3,999	152
Vector Group, Ltd.	48,023	716
WD-40 Co.	4,807	1,240
WK Kellogg Co.	23,468	402

Total		15,027

Energy (4.4%)
Archrock, Inc.	59,945	1,213
Bristow Group, Inc. *	8,815	306
Cactus, Inc. - Class A	23,590	1,408
California Resources Corp.	24,688	1,295
Comstock Resources, Inc.	32,145	358
CONSOL Energy, Inc.	9,491	993
Core Laboratories, Inc.	16,646	308
CVR Energy, Inc.	12,129	279
Dorian LPG, Ltd.	12,854	442
Green Plains, Inc. *	22,935	311
Helix Energy Solutions Group, Inc. *	50,706	563

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Energy continued
Helmerich & Payne, Inc.	35,041	1,066
Innovex International, Inc. *	12,219	179
Liberty Energy, Inc.	58,662	1,120
Magnolia Oil & Gas Corp. - Class A	66,777	1,631
Nabors Industries, Ltd. *	3,185	205
Northern Oil and Gas, Inc.	35,377	1,253
Oceaneering International, Inc. *	36,006	896
Par Pacific Holdings, Inc. *	19,986	352
Patterson-UTI Energy, Inc.	126,906	971
Peabody Energy Corp.	44,670	1,186
ProPetro Holding Corp. *	28,451	218
REX American Resources Corp. *	5,465	253
RPC, Inc.	29,312	186
SM Energy Co.	40,598	1,623
Talos Energy, Inc. *	44,102	456
Tidewater, Inc. *	17,136	1,230
Vital Energy, Inc. *	9,570	257
World Kinect Corp.	20,963	648

Total		21,206

Financials (18.6%)
Ambac Financial Group, Inc. *	16,483	185
Ameris Bancorp	22,949	1,432
AMERISAFE, Inc.	6,765	327
Apollo Commercial Real Estate Finance, Inc.	45,160	415
Arbor Realty Trust, Inc.	66,902	1,041
ARMOUR Residential REIT, Inc.	17,300	353
Artisan Partners Asset Management, Inc. - Class A	24,801	1,074
Assured Guaranty, Ltd.	17,548	1,395
Atlantic Union Bankshares Corp.	31,857	1,200
Axos Financial, Inc. *	19,203	1,208
Banc of California, Inc.	48,864	720
BancFirst Corp.	7,031	740
The Bancorp, Inc. *	17,372	929
Bank of Hawaii Corp.	14,098	885
BankUnited, Inc.	26,523	967
Banner Corp.	12,225	728
Berkshire Hills Bancorp, Inc.	14,968	403
BGC Group, Inc. - Class A	134,259	1,233
Blackstone Mortgage Trust, Inc.	61,601	1,171

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
Brightsphere Investment Group, Inc.	9,860	250
Brookline Bancorp, Inc.	31,546	318
Capitol Federal Financial, Inc.	43,333	253
Cathay General Bancorp	25,607	1,100
Central Pacific Financial Corp.	9,600	283
City Holding Co.	5,218	613
Cohen & Steers, Inc.	9,506	912
Comerica, Inc.	47,075	2,820
Community Financial System, Inc.	18,645	1,083
Customers Bancorp, Inc. *	10,406	483
CVB Financial Corp.	46,591	830
Dime Community Bancshares, Inc.	12,501	360
Donnelley Financial Solutions, Inc. *	9,476	624
Eagle Bancorp, Inc.	10,706	242
Ellington Financial, Inc.	31,062	400
Employers Holdings, Inc.	8,813	423
Encore Capital Group, Inc. *	8,403	397
Enova International, Inc. *	9,365	785
EVERTEC, Inc.	22,703	769
EZCORP, Inc. - Class A *	18,362	206
FB Financial Corp.	12,410	582
First Bancorp	72,423	1,832
First Commonwealth Financial Corp.	36,206	621
First Financial Bancorp	33,875	855
First Hawaiian, Inc.	45,375	1,050
Franklin BSP Realty Trust, Inc.	29,041	379
Fulton Financial Corp.	64,542	1,170
Genworth Financial, Inc. *	153,252	1,050
Goosehead Insurance, Inc. - Class A *	8,590	767
Green Dot Corp. - Class A *	19,051	223
HA Sustainable Infrastructure Capital, Inc.	41,321	1,424
Hanmi Financial Corp.	10,672	199
HCI Group, Inc.	2,995	321
Heritage Financial Corp.	12,243	267
Hilltop Holdings, Inc.	16,360	526
Hope Bancorp, Inc.	42,824	538
Horace Mann Educators Corp.	14,465	506

Index 600 Stock Portfolio

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
Independent Bank Corp.	15,074	891
Independent Bank Group, Inc.	12,792	738
Jackson Financial, Inc.	26,696	2,435
KKR Real Estate Finance Trust, Inc.	20,663	255
Lakeland Financial Corp.	9,051	589
Lincoln National Corp.	60,389	1,903
Mercury General Corp.	9,430	594
Meta Financial Group, Inc.	8,861	585
Moelis & Co. - Class A	24,965	1,710
Mr. Cooper Group, Inc. *	22,879	2,109
National Bank Holding Corp.	13,455	566
Navient Corp.	27,935	436
NBT Bancorp, Inc.	16,738	740
NCR Atleos Corp. *	25,661	732
New York Mortgage Trust, Inc.	32,133	203
NMI Holdings, Inc. *	28,269	1,164
Northwest Bancshares, Inc.	45,202	605
OFG Bancorp	16,520	742
Pacific Premier Bancorp, Inc.	34,212	861
Palomar Holdings, Inc. *	9,291	880
Park National Corp.	5,158	866
Payoneer Global, Inc. *	89,798	676
PennyMac Mortgage Investment Trust	30,814	439
Piper Sandler Cos.	5,617	1,594
PJT Partners, Inc. - Class A	8,442	1,126
PRA Group, Inc. *	13,985	313
Preferred Bank	4,402	353
ProAssurance Corp. *	18,149	273
PROG Holdings, Inc.	15,016	728
Provident Financial Services, Inc.	46,299	859
Radian Group, Inc.	53,376	1,852
Ready Capital Corp.	59,698	456
Redwood Trust, Inc.	46,911	363
Renasant Corp.	22,550	733
S&T Bancorp, Inc.	13,574	570
Safety Insurance Group, Inc.	5,266	431
Seacoast Banking Corp. of Florida	29,995	799
ServisFirst Bancshares, Inc.	17,801	1,432
Simmons First National Corp. - Class A	44,542	959
SiriusPoint, Ltd. *	34,558	496

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
Southside Bancshares, Inc.	10,096	338
Stellar Bancorp, Inc.	16,916	438
StepStone Group, Inc. - Class A	22,232	1,263
Stewart Information Services Corp.	9,820	734
StoneX Group, Inc. *	10,054	823
Tompkins Financial Corp.	4,445	257
Triumph Financial, Inc. *	7,776	619
Trupanion, Inc. *	11,818	496
TrustCo Bank Corp.	6,752	223
Trustmark Corp.	21,712	691
Two Harbors Investment Corp.	36,765	510
United Community Banks, Inc.	42,298	1,230
United Fire Group, Inc.	7,691	161
Veritex Holdings, Inc.	19,289	508
Virtu Financial, Inc. - Class A	29,081	886
Virtus Investment Partners, Inc.	2,361	495
Walker & Dunlop, Inc.	11,376	1,292
Washington Federal, Inc.	28,817	1,004
Westamerica Bancorporation	9,471	468
WisdomTree Investments, Inc.	42,227	422
World Acceptance Corp. *	1,167	138
WSFS Financial Corp.	21,028	1,072

Total		89,991

Health Care (11.1%)
AdaptHealth LLC *	37,494	421
Addus HomeCare Corp. *	6,349	845
ADMA Biologics, Inc. *	82,701	1,653
Alkermes PLC *	58,423	1,635
AMN Healthcare Services, Inc. *	13,483	572
Amphastar Pharmaceuticals, Inc. *	13,471	654
ANI Pharmaceuticals, Inc. *	5,886	351
Arcus Biosciences, Inc. *	19,134	293
Artivion, Inc. *	13,380	356
Astrana Health, Inc. *	14,735	854
Avanos Medical, Inc. *	16,304	392
BioLife Solutions, Inc. *	12,770	320
Catalyst Pharmaceuticals, Inc. *	39,584	787
Certara, Inc. *	38,814	455

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Collegium Pharmaceutical, Inc. *	11,429	442
CONMED Corp.	10,929	786
Corcept Therapeutics, Inc. *	32,998	1,527
CorVel Corp. *	3,221	1,053
Cross Country Healthcare, Inc. *	11,274	152
Cytek Biosciences, Inc. *	37,794	209
Dynavax Technologies Corp. *	43,227	482
Embecta Corp.	20,466	289
Fortrea Holdings, Inc. *	31,787	636
Fulgent Genetics, Inc. *	7,095	154
Glaukos Corp. *	19,498	2,540
Harmony Biosciences Holdings, Inc. *	10,687	427
HealthStream, Inc.	8,520	246
ICU Medical, Inc. *	8,667	1,579
Inari Medical, Inc. *	17,781	733
Innoviva, Inc. *	19,526	377
Inspire Medical Systems, Inc. *	10,582	2,233
Integer Holdings Corp. *	11,898	1,547
Integra LifeSciences Holdings Corp. *	23,675	430
Ironwood Pharmaceuticals, Inc. *	49,869	205
Krystal Biotech, Inc. *	8,971	1,633
LeMaitre Vascular, Inc.	7,297	678
Ligand Pharmaceuticals, Inc. *	6,482	649
MEDNAX, Inc. *	30,134	349
Merit Medical Systems, Inc. *	20,656	2,041
Mesa Laboratories, Inc.	1,917	249
Myriad Genetics, Inc. *	32,221	883
National HealthCare Corp.	4,377	550
NeoGenomics, Inc. *	45,473	671
OmniAb, Inc. -12.50 Earnout Consideration *,Æ	2,585	–
OmniAb, Inc. -15.00 Earnout Consideration *,Æ	2,585	–
Omnicell, Inc. *	16,320	712
Organon & Co.	91,357	1,748
Owens & Minor, Inc. *	26,219	411
Pacira Biosciences, Inc.*	16,365	246
Patterson Cos., Inc.	27,839	608
Phibro Animal Health Corp. - Class A	7,214	162

Index 600 Stock Portfolio

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Premier, Inc. - Class A	37,203	744
Prestige Consumer Healthcare, Inc. *	17,583	1,268
Privia Health Group, Inc. *	36,401	663
Progyny, Inc. *	27,866	467
Protagonist Therapeutics, Inc. *	20,899	940
QuidelOrtho Corp. *	20,516	936
RadNet, Inc. *	23,094	1,602
REGENXBIO, Inc. *	16,129	169
Schrodinger, Inc. *	19,640	364
Select Medical Holdings Corp.	37,365	1,303
Simulations Plus, Inc.	5,818	186
STAAR Surgical Co. *	17,448	648
Supernus Pharmaceuticals, Inc. *	19,549	610
Tandem Diabetes Care, Inc. *	23,228	985
TG Therapeutics, Inc. *	47,335	1,107
TransMedics Group, Inc. *	11,836	1,858
UFP Technologies, Inc. *	2,596	822
US Physical Therapy, Inc.	5,348	453
Vericel Corp. *	17,394	735
Vir Biotechnology, Inc. *	32,456	243
Xencor, Inc. *	21,937	441

Total		53,769

Industrials (17.6%)
AAR Corp. *	12,494	817
ABM Industries, Inc.	22,269	1,175
Aerovironment, Inc. *	9,940	1,993
Air Lease Corp.	36,752	1,664
Alamo Group, Inc.	3,680	663
Alaska Air Group, Inc. *	44,746	2,023
Albany International Corp. - Class A	11,071	984
Allegiant Travel Co.	5,141	283
American Woodmark Corp. *	5,531	517
Apogee Enterprises, Inc.	7,782	545
ArcBest Corp.	8,390	910
Arcosa, Inc.	17,309	1,640
Armstrong World Industries, Inc.	15,507	2,038
Astec Industries, Inc.	8,090	258
AZZ, Inc.	10,580	874
Barnes Group, Inc.	16,212	655
Boise Cascade Co.	13,809	1,947
Brady Corp. - Class A	15,592	1,195
CoreCivic, Inc. *	39,123	495
CSG Systems International, Inc.	10,027	488

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Industrials continued
CSW Industrials, Inc.	5,901	2,162
Deluxe Corp.	15,685	306
DNOW, Inc. *	37,775	488
DXP Enterprises, Inc. *	4,537	242
Dycom Industries, Inc. *	10,323	2,035
Enerpac Tool Group Corp.	19,267	807
EnPro Industries, Inc.	7,442	1,207
ESCO Technologies, Inc.	9,138	1,179
Federal Signal Corp.	21,698	2,028
Forward Air Corp.	6,782	240
Franklin Electric Co., Inc.	13,941	1,461
Gates Industrial Corp. PLC *	80,232	1,408
The GEO Group, Inc. *	48,261	620
Gibraltar Industries, Inc. *	10,813	756
GMS, Inc. *	14,069	1,274
Granite Construction, Inc.	15,500	1,229
The Greenbrier Cos., Inc.	11,045	562
Griffon Corp.	14,508	1,016
Harsco Corp. *	28,422	294
Hayward Holdings, Inc. *	50,377	773
Healthcare Services Group, Inc. *	26,032	291
Heartland Express, Inc.	15,312	188
Heidrick & Struggles International, Inc.	7,208	280
Hertz Global Holdings, Inc. *	43,488	144
Hillenbrand, Inc.	24,919	693
HNI Corp.	16,725	900
Hub Group, Inc. - Class A	21,854	993
Insteel Industries, Inc.	6,898	214
Interface, Inc.	20,683	392
JetBlue Airways Corp. *	105,804	694
John Bean Technologies Corp.	11,298	1,113
KAR Auction Services, Inc. *	38,526	650
Kelly Services, Inc. - Class A	11,442	245
Kennametal, Inc.	27,639	717
Korn Ferry	18,716	1,408
Lindsay Corp.	3,863	481
Liquidity Services, Inc. *	7,898	180
Marten Transport, Ltd.	20,509	363
Masterbrand, Inc. *	45,084	836
Matson, Inc.	11,915	1,699
Matthews International Corp. - Class A	10,856	252

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Mercury Systems, Inc. *	17,915	663
MillerKnoll, Inc.	24,776	613
Moog, Inc. - Class A	10,206	2,062
Mueller Industries, Inc.	40,211	2,980
MYR Group, Inc. *	5,857	599
National Presto Industries, Inc.	1,814	136
NV5 Global, Inc. *	4,622	432
Pitney Bowes, Inc.	55,404	395
Powell Industries, Inc.	3,318	737
Proto Labs, Inc. *	8,921	262
Quanex Building Products Corp.	16,765	465
Resideo Technologies, Inc. *	51,946	1,046
Robert Half International, Inc.	36,299	2,447
Rush Enterprises, Inc. - Class A	21,953	1,160
RXO, Inc. *	48,689	1,363
Schneider National, Inc.	16,682	476
SkyWest, Inc. *	14,226	1,209
SPX Technologies, Inc. *	16,404	2,616
Standex International Corp.	4,207	769
Sun Country Airlines Holdings, Inc. *	13,811	155
Sunrun, Inc. *	79,317	1,432
Tennant Co.	6,708	644
Titan International, Inc. *	17,404	141
Trinity Industries, Inc.	29,255	1,019
Triumph Group, Inc. *	27,436	354
UniFirst Corp.	5,330	1,059
Verra Mobility Corp. *	58,427	1,625
Vestis Corp.	40,586	605
Viad Corp. *	7,505	269
Vicor Corp. *	8,160	344
Wabash National Corp.	15,611	300
Werner Enterprises, Inc.	21,929	846
Zurn Water Solutions Corp.	50,946	1,831

Total		85,038

Information Technology (11.9%)
A10 Networks, Inc.	26,208	378
ACI Worldwide, Inc. *	37,134	1,890
Adeia, Inc.	38,639	460
Advanced Energy Industries, Inc.	13,367	1,407
Agilysys, Inc. *	7,908	862
Alarm.com Holdings, Inc. *	17,475	955
Alliance Data Systems Corp.	17,626	839

Index 600 Stock Portfolio

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Alpha & Omega Semiconductor, Ltd. *	8,428	313
Arlo Technologies, Inc.*	35,644	432
Axcelis Technologies, Inc. *	11,574	1,213
Badger Meter, Inc.	10,436	2,279
Benchmark Electronics, Inc.	12,810	568
BlackLine, Inc. *	18,311	1,010
Box, Inc. *	51,622	1,690
Calix, Inc. *	20,779	806
CEVA, Inc. *	8,402	203
Clear Secure, Inc. - Class A	32,732	1,085
Cohu, Inc. *	16,644	428
Corsair Gaming, Inc. *	15,767	110
CTS Corp.	10,774	521
Digi International, Inc. *	12,921	356
DigitalOcean Holdings, Inc. *	22,449	907
Diodes, Inc. *	16,439	1,054
DoubleVerify Holdings, Inc. *	50,077	843
DXC Technology Co. *	64,154	1,331
Envestnet, Inc. *	17,834	1,117
ePlus, Inc. *	9,432	927
Extreme Networks, Inc. *	46,244	695
FormFactor, Inc. *	27,459	1,263
Harmonic, Inc. *	41,274	601
Ichor Holdings, Ltd. *	11,951	380
Impinj, Inc. *	8,081	1,750
Insight Enterprises, Inc. *	9,943	2,142
InterDigital, Inc.	8,954	1,268
Itron, Inc. *	15,954	1,704
Knowles Corp. *	31,351	565
Kulicke and Soffa Industries, Inc.	19,338	873
LiveRamp Holdings, Inc. *	23,632	586
MARA Holdings, Inc. *	104,487	1,695
MaxLinear, Inc. *	27,087	392
N-able, Inc. *	24,970	326
NCR Voyix Corp. *	51,571	700
NetScout Systems, Inc. *	25,300	550
OSI Systems, Inc. *	5,626	854
PC Connection, Inc.	4,383	331
PDF Solutions, Inc. *	10,997	348
Perficient, Inc. *	12,474	941
Photronics, Inc. *	22,479	557
Plexus Corp. *	9,660	1,321
Progress Software Corp.	15,177	1,022
Rogers Corp. *	6,005	679
Sanmina Corp. *	19,389	1,327
ScanSource, Inc. *	8,062	387

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Semtech Corp. *	26,623	1,216
SiTime Corp. *	6,648	1,140
SMART Global Holdings, Inc. *	18,773	393
SolarEdge Technologies, Inc. *	20,330	466
SolarWinds Corp.	19,049	249
Sprinklr, Inc. - Class A *	42,719	330
SPS Commerce, Inc. *	13,163	2,556
TTM Technologies, Inc. *	36,171	660
Ultra Clean Holdings, Inc. *	15,976	638
Veeco Instruments, Inc. *	20,149	667
ViaSat, Inc. *	29,923	357
Viavi Solutions, Inc. *	78,730	710
Wolfspeed, Inc. *	44,657	433
Xerox Holdings Corp.	41,014	426

Total		57,482

Materials (5.5%)
AdvanSix, Inc.	9,477	288
Allegheny Technologies, Inc. *	44,164	2,955
Alpha Metallurgical Resources, Inc.	3,879	916
Arch Resources, Inc.	6,417	887
Balchem Corp.	11,513	2,026
Carpenter Technology Corp.	17,723	2,828
Century Aluminum Co. *	18,436	299
Clearwater Paper Corp. *	5,902	168
H.B. Fuller Co.	19,348	1,536
Hawkins, Inc.	6,750	860
Haynes International, Inc.	4,506	268
Ingevity Corp. *	12,895	503
Innospec, Inc.	8,850	1,001
Kaiser Aluminum Corp.	5,656	410
Koppers Holdings, Inc.	7,280	266
Materion Corp.	7,362	824
Metallus, Inc. *	13,566	201
Minerals Technologies, Inc.	11,414	882
MP Materials Corp. *	43,420	766
Myers Industries, Inc.	13,206	183
O-I Glass, Inc. *	55,246	725
Quaker Chemical Corp.	4,894	825
Schweitzer-Mauduit International, Inc.	19,276	327
Sealed Air Corp.	51,689	1,876
Sensient Technologies Corp.	15,036	1,206
Stepan Co.	7,502	580
SunCoke Energy, Inc.	29,834	259
Sylvamo Corp.	12,220	1,049

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Materials continued
Warrior Met Coal, Inc.	18,561	1,186
Worthington Steel, Inc.	12,336	420

Total		26,520

Real Estate (7.5%)
Acadia Realty Trust	37,369	877
Alexander & Baldwin, Inc.	25,765	495
American Assets Trust, Inc.	16,857	450
Apple Hospitality REIT, Inc.	79,439	1,180
Armada Hoffler Properties, Inc.	24,089	261
Brandywine Realty Trust	61,117	332
CareTrust REIT, Inc.	54,720	1,689
Centerspace	5,448	384
Cushman & Wakefield PLC *	81,337	1,109
DiamondRock Hospitality Co.	73,521	642
Douglas Emmett, Inc.	59,399	1,044
Easterly Government Properties, Inc.	34,360	467
Elme Communities Real Estate Investment Trust	31,227	549
Essential Properties Realty Trust, Inc.	62,216	2,125
eXp World Holdings, Inc.	29,998	423
Four Corners Property Trust, Inc.	32,882	964
Getty Realty Corp.	17,694	563
Global Net Lease, Inc.	70,215	591
Highwoods Properties, Inc.	37,616	1,260
Hudson Pacific Properties, Inc.	50,038	239
Innovative Industrial Properties, Inc.	10,053	1,353
JBG SMITH Properties	30,549	534
Kennedy-Wilson Holdings, Inc.	41,930	463
LTC Properties, Inc.	15,438	566
LXP Industrial Trust	104,441	1,050
The Macerich Co.	76,634	1,398
Marcus & Millichap, Inc.	8,515	337
Medical Properties Trust, Inc.	212,911	1,246
NexPoint Residential Trust, Inc.	7,844	345
OUTFRONT Media, Inc.	48,881	898
Pebblebrook Hotel Trust	42,745	566
Phillips Edison & Co., Inc.	43,474	1,639

Index 600 Stock Portfolio

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Retail Opportunity Investments Corp.	45,224	711
Safehold, Inc.	16,221	425
Saul Centers, Inc.	4,291	180
Service Properties Trust	58,848	268
SITE Centers Corp.	16,647	1,007
SL Green Realty Corp.	22,997	1,601
The St. Joe Co.	13,469	785
Summit Hotel Properties, Inc.	38,433	264
Sunstone Hotel Investors, Inc.	72,144	745
Tanger Factory Outlet Centers, Inc.	38,803	1,287
Uniti Group, Inc.	86,629	489
Universal Health Realty Income Trust	4,524	207
Urban Edge Properties	43,056	921
Veris Residential, Inc.	28,653	512
Whitestone REIT	15,638	212
Xenia Hotels & Resorts, Inc.	36,174	534

Total		36,187

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Utilities (2.0%)
American States Water Co.	13,293	1,107
Avista Corp.	27,925	1,082
California Water Service Group	20,873	1,132
Chesapeake Utilities Corp.	7,966	989
Clearway Energy, Inc. - Class A	12,249	349
Clearway Energy, Inc. - Class C	29,422	903
MGE Energy, Inc.	12,836	1,174
Middlesex Water Co.	6,327	413
Northwest Natural Holding Co.	13,721	560
Otter Trail Corp.	14,842	1,160
SJW Group	10,563	614
Unitil Corp.	5,738	347

Total		9,830

Total Common Stocks (Cost: $387,823)		481,779

Short-Term Investments (0.1%)	Shares/ Par +	Value $ (000’s)
Governments (0.1%)
US Treasury 0.000%, 10/3/24 b	220,000	220

Total		220

Total Short-Term Investments (Cost: $220)		220

Total Investments (99.8%) (Cost: $388,043)@		481,999

Other Assets, Less Liabilities (0.2%)		1,136

Net Assets (100.0%)		483,135

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-mini Russell 2000 Index Futures	Long	USD	1	10	12/24	$1,125	$14	$(17)
E-Mini S&P MidCap 400 Futures	Long	USD	–π	1	12/24	315	6	(21)

							$20	$(38)

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)					Market Value (000’s)

	Swaps	Futures	Total	Swaps	Futures		Total		Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–		$(38)		$(38)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
b	Part or all of the security has been pledged as collateral.
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $388,043 and the net unrealized appreciation of investments based on that cost was $93,976 which is comprised of $135,455 aggregate gross unrealized appreciation and $41,479 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

Index 600 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$481,779	$—	$—
Short-Term Investments	—	220	—
Other Financial Instruments^
Futures	20	—	—

Total Assets:	$481,799	$220	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2024.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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